                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TRB Advisors LP*
Address: 767 Fifth Avenue, 12th Floor
         New York, NY 10153


13F File Number: 28-________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Timothy R. Barakett
Title: Chairman and Founder
Phone: 212-256-8500

Signature, Place, and Date of Signing:

 /s/ Timothy R. Barakett      New York, New York        February 17, 2011
 ------------------------  ------------------------  ------------------------
 [Signature]               [City, State]             [Date]

*  The general partner of TRB Advisors LP is TRB Group Holdings LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form13F Information Table Entry Total:  10
Form13F Information Table Value Total:  $120,748
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F INFORMATION TABLE

                                                                                    VOTING AUTHORITY
NAME OF        TITLE OF            VALUE   SHARES / SH / PUT / INVESTMENT  OTHER
ISSUER          CLASS     CUSIP   (x$1000) PRN AMT  PRN  CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
-------        -------- --------- -------- -------- ---- ----- ---------- -------- ------- ------ ----
AMERICAN WTR
 WKS CO INC
 NEW           COM      030420103   3,414  135,000   SH          SOLE              135,000
APPLE INC      COM      037833100   6,451   20,000   SH          SOLE               20,000
HCP INC        COM      40414L109     920   25,000   SH          SOLE               25,000
JPMORGAN
 CHASE & CO    COM      46625H100   9,545  225,000   SH          SOLE              225,000
JOHNSON &
 JOHNSON       COM      478160104  12,370  200,000   SH          SOLE              200,000
PROCTER &
 GAMBLE CO     COM      742718109   4,825   75,000   SH          SOLE               75,000
SPDR GOLD
 TRUST         GOLD SHS 78463V107  53,268  384,000   SH          OTHER**           384,000
UNION PAC
 CORP          COM      907818108  12,046  130,000   SH          SOLE              130,000
UNITED PARCEL
 SERVICE INC   COM      911312106  10,161  140,000   SH          SOLE              140,000
WELLS FARGO &
 CO NEW        COM      949746101   7,748  250,000   SH          SOLE              250,000

** Investment discretion over a small portion of the shares listed in this row is shared with another investment manager (who does not exercise investment discretion over $100 million or more in Section 13(f) equity securities) through an investment management agreement.